Allowance For Loan Losses (Tables)	6 Months Ended
Jun. 30, 2013
Allowance for Loan Losses [Abstract]
Rollforward of the Allowance for Loan Losses by Portfolio Segment

	Balance at March 31, 2013	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,667	$-	$20	$93	$2,780
Commercial loans secured by real estate	5,989	-	34	(40)	5,983
Real estate-mortgage	1,267	(18)	12	18	1,279
Consumer	147	(41)	28	12	146
Allocation for general risk	890	-	-	67	957
Total	$10,960	$(59)	$94	$150	$11,145

	Balance at March 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,483	$-	$90	$(221)	$2,352
Commercial loans secured by real estate	8,555	(31)	170	(316)	8,378
Real estate-mortgage	1,250	(99)	5	50	1,206
Consumer	166	(107)	11	85	155
Allocation for general risk	1,324	-	-	(98)	1,226
Total	$13,778	$(237)	$276	$(500)	$13,317

	Balance at December 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,596	$-	$31	$153	$2,780
Commercial loans secured by real estate	7,796	(1,480)	142	(475)	5,983
Real estate-mortgage	1,269	(47)	67	(10)	1,279
Consumer	150	(79)	40	35	146
Allocation for general risk	760	-	-	197	957
Total	$12,571	$(1,606)	$280	$(100)	$11,145

	Balance at December 31, 2011	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,365	$(99)	$112	$(26)	$2,352
Commercial loans secured by real estate	9,400	(172)	200	(1,050)	8,378
Real estate-mortgage	1,270	(139)	29	46	1,206
Consumer	174	(134)	22	93	155
Allocation for general risk	1,414	-	-	(188)	1,226
Total	$14,623	$(544)	$363	$(1,125)	$13,317

Summary of Primary Segments of Loan Portfolio

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$2,238	$-	$12	$2,250
Collectively evaluated for impairment	116,153	387,806	221,736	16,952	742,647
Total loans	$116,153	$390,044	$221,736	$16,964	$744,897

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$747	$-	$-	$-	$747
General reserve allocation	2,780	5,236	1,279	146	957	10,398
Total allowance for loan losses	$2,780	$5,983	$1,279	$146	$957	$11,145

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$4,793	$-	$13	$4,806
Collectively evaluated for impairment	102,822	378,546	217,584	17,407	716,359
Total loans	$102,822	$383,339	$217,584	$17,420	$721,165

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$1,586	$-	$-	$-	$1,586
General reserve allocation	2,596	6,210	1,269	150	760	10,985
Total allowance for loan losses	$2,596	$7,796	$1,269	$150	$760	$12,571

Impaired Loans by Class

	June 30, 2013
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$2,187	$747	$51	$2,238	$2,320
Consumer	-	-	12	12	12
Total impaired loans	$2,187	$747	$63	$2,250	$2,332

	December 31, 2012
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$4,239	$1,586	$554	$4,793	$4,850
Consumer	-	-	13	13	13
Total impaired loans	$4,239	$1,586	$567	$4,806	$4,863

Average Recorded Investment in Impaired Loans and Related Interest Income Recognized

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Average loan balance:
Commercial	$-	$-	$-	$17
Commercial loans secured by real estate	2,294	3,350	3,131	3,506
Consumer	12	-	12	-
Average investment in impaired loans	$2,306	$3,350	$3,143	$3,523
Interest income recognized:
Commercial	$-	$-	$-	$-
Commercial loans secured by real estate	-	-	-	-
Consumer	-	-	-	-
Interest income recognized on a cash basis on impaired loans	$-	$-	$-	$-

Loan Portfolio Summarized by Categories

	June 30, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$105,664	$7,681	$2,808	$-	$116,153
Commercial loans secured by real estate	353,891	24,971	10,704	478	390,044
Total	$459,555	$32,652	$13,512	$478	$506,197

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$99,886	$28	$2,908	$-	$102,822
Commercial loans secured by real estate	343,885	20,836	17,010	1,608	383,339
Total	$443,771	$20,864	$19,918	$1,608	$486,161

Performing and Non-performing Outstanding Balances

	June 30, 2013
	Performing	Non-Performing
Real estate-mortgage	$220,599	$1,137
Consumer	16,952	12
Total	$237,551	$1,149

	December 31, 2012
	Performing	Non-Performing
Real estate-mortgage	$216,393	$1,191
Consumer	17,407	13
Total	$233,800	$1,204

Classes of Loan Portfolio by Categories

	June 30, 2013
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$116,153	$-	$-	$-	$-	$116,153	$-
Commercial loans secured by real estate	389,038	-	447	559	1,006	390,044	-
Real estate-mortgage	218,769	1,654	414	899	2,967	221,736	-
Consumer	16,921	43	-	-	43	16,964	-
Total	$708,784	$1,697	$861	$1,458	$4,016	$744,897	$-

	December 31, 2012
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$102,775	$-	$47	$-	$47	$102,822	$-
Commercial loans secured by real estate	379,834	-	2,545	960	3,505	383,339	-
Real estate-mortgage	213,300	3,240	303	741	4,284	217,584	-
Consumer	17,371	16	33	-	49	17,420	-
Total	$713,280	$3,256	$2,928	$1,701	$7,885	$721,165	$-